STOCK BASED COMPENSATION - Weighted average assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
Expected volatility	110.60%	106.00%
Risk-free interest rate	4.80%	2.70%
Expected dividend yield	0.00%	0.00%
Expected life of options in years	6 years 4 months 24 days	6 years 10 months 24 days
Exercise Price	$ 6.62	$ 210.00
Fair value of ADS	4.31	184.56
Estimated fair value of option	$ 3.60	$ 155.04